Supplemental guarantor financial information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Condensed Consolidated Income Statemet
CONDENSED CONSOLIDATING INCOME STATEMENT

For the year ended 31 December 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
Revenue	684	—	—	14 229	—	38 924	(1 508)	52 329
Cost of sales	(461)	—	—	(5 985)	—	(15 424)	1 508	(20 362)

Gross profit	223	—	—	8 244	—	23 500	—	31 967
Distribution expenses	(38)	—	—	(1 063)	—	(4 424)	—	(5 525)
Sales and marketing expenses	(154)	—	—	(2 007)	—	(5 187)	—	(7 348)
Administrative expenses	(306)	—	—	(553)	15	(2 704)	—	(3 548)
Other operating income/(expenses)	383	1 344	—	(1 684)	1	508	—	552

Profit from operations	108	1 344	—	2 937	16	11 693	—	16 098
Net finance income/(cost)	(320)	(2 173)	66	931	369	(2 346)	—	(3 473)
Share of result of associates and joint ventures	—	—	—	(6)	—	158	—	152
Profit before tax	(212)	(829)	66	3 862	385	9 505	—	12 776
Income tax expense	—	233	(8)	(661)	(1)	(2 349)	—	(2 786)
Profit	(212)	(596)	58	3 201	384	7 156	—	9 990
Income from subsidiaries	9 383	3 101	—	157	891	2 506	(16 038)	—
Profit from continuing operations	9 171	2 505	58	3 358	1 275	9 662	(16 038)	9 990
Profit from discontinued operations	—	—	—	—	—	424	—	424
Profit of the year	9 171	2 505	58	3 358	1 275	10 086	(16 038)	10 414
Profit from continuing operations attributable to:
Equity holders of AB InBev	9 171	2 505	58	3 361	1 275	8 416	(16 038)	8 748
Non-controlling interest	—	—	—	(3)	—	1 246	—	1 243
Profit of the period attributable to:
Equity holders of AB InBev	9 171	2 505	58	3 361	1 275	8 840	(16 038)	9 171
Non-controlling interest	—	—	—	(3)	—	1 246	—	1 243

For the year e nded 31 December 2018 Million US dollar Restated	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
Revenue	592	—	—	15 584	—	39 354	(2 489)	53 041
Cost of sales	(370)	—	—	(7 297)	—	(14 755)	2 489	(19 933)

Gross profit	222	—	—	8 287	—	24 599	—	33 108
Distribution expenses	(35)	—	—	(1 168)	—	(4 409)	—	(5 612)
Sales and marketing expenses	(187)	—	—	(2 025)	—	(5 562)	—	(7 774)
Administrative expenses	(205)	—	—	(556)	(51)	(2 609)	—	(3 421)
Other operating incom e / (ex penses)	579	1 125	—	(1 563)	3	(31)	—	113

Profit from operations	374	1 125	—	2 975	(48)	11 988	—	16 414
Net finance income/(cost)	(209)	(3 047)	37	2 435	113	(8 155)	—	(8 826)
Share of result of associates and joint venture s	—	—	—	3	—	150	—	153
Profit before tax	165	(1 922)	37	5 413	65	3 983	—	7 741
Income tax expense	—	293	—	(726)	(2)	(2 150)	—	(2 585)
Profit	165	(1 629)	37	4 687	63	1 834	—	5 157
Income from subsidiaries	4 194	1 887	—	98	848	3 168	(10 195)	—
Profit from continuing operations	4 359	257	37	4 785	911	5 002	(10 195)	5 157
Profit from discontinued operations	—	—	—	—	—	531	—	531
Profit of the year	4 359	257	37	4 785	911	5 533	(10 195)	5 688
Profit from continuing operations attributable to:
Equity holders of AB InBev	4 359	257	37	4 784	911	3 685	(10 195)	3 839
Non-controlling interest	—	—	—	1	—	1 317	—	1 318
Profit of the period attributable to :
Equity holders of AB InBev	4 359	257	37	4 784	911	4 216	(10 195)	4 370
Non-controlling interes t	—	—	—	1	—	1 317	—	1 318

For the year e n ded 31 December 2017 Million US dolla r Restated	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
Revenue	540	—	—	14 015	—	42 650	(2 346)	54 859
Cost of sales	(338)	—	—	(5 818	—	(17 165)	2 346	(20 975)

Gross profit	202	—	—	8 197	—	25 485	—	33 884
Distribution expenses	(23)	—	—	(1 015	—	(4 678)	—	(5 716)
Sales and marketing expenses	(181)	—	—	(2 198	—	(5 886)	—	(8 265)
Administrative expenses	(255)	—	—	(345	(66)	(3 113)	—	(3 779)
Other operating income/(expenses)	793	1 066	—	(1 845	8	315	—	337

Profit from operations	536	1 066	—	2 794	(58)	12 122	—	16 460
Net finance income/(cost)	(819)	(3 064)	26	3 210	942	(6 921)	—	(6 626)
Share of result of associates and joint ventures	—	—	—	2	—	428	—	430
Profit before tax	(283)	(1 998)	26	6 006	884	5 629	—	10 264
Income tax expense	(16)	614	(17)	1 506	(177)	(3 568)	—	(1 658)
Profit	(299)	(1 384)	9	7 512	708	2 060	—	8 606
Income from subsidiaries	8 289	3 720	—	126	4 042	6 201	(22 377)	—
Profit from continuing operations	7 990	2 336	9	7 637	4 750	8 261	(22 377)	8 606
Profit from discontinued operations	—	—	—	—	—	560	—	560
Profit of the year	7 990	2 336	9	7 637	4 750	8 821	(22 377)	9 166
Profit from continuing operations attributable to:
Equity holders of AB InBev	7 990	2 336	9	7 637	4 750	7 085	(22 377)	7 430
Non-controlling interest	—	—	—		—	1 176	—	1 176
Profit of the period attributable to:
Equity holders of AB InBev	7 990	2 336	9	7 637	4 750	7 646	(22 377)	7 990
Non-controlling interest	—	—	—	—	—	1 176	—	1 176

Schedule of Condensed Consolidated Statement of Financial Position
CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION

As at 31 December 2019 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	36	—	—	5 063	—	22 445	—	27 544
Goodwill	—	—	—	33 157	—	94 957	—	128 114
Intangible assets	409	—	—	22 195	97	19 751	—	42 452
Investments in subsidiaries	128 860	77,492	—	42 557	17 955	183 831	(450,696)	—
Investments in associates and joint ventures	—	—	—	22	—	5 839	—	5 861
Deferred tax assets	—	163	—	—	—	1 556	—	1 719
Derivatives	—	—	—	—	113	19	—	132
Other non-current assets	13 930	11 681	13 853	14 495	13 483	43 495	(108 925)	2 012

	143 235	89,336	13 853	117 489	31 648	371 893	(559,621)	207 834
Current assets
Investment securities	—	—	—	—	—	92	—	92
Inventories	—	—	—	822	—	3 605	—	4 427
Derivatives	188	—	—	22	3 909	105	(3 994)	230
Trade and other receivables	4 152	10 163	846	7 331	113	13 139	(29 557)	6 187
Cash and cash equivalents	79	22	18	348	12 697	7 825	(13 751)	7 238
Assets classified as held for sale	236	—	—	—	—	9 777	—	10 013
Other current assets	8	198	2	—	5	414	—	627

	4 663	10 383	866	8 523	16 724	34 957	(47 302)	28 814

Total assets	147 898	99,719	14 719	126 012	48 372	406 850	(606,922)	236 648
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	75 722	46,188	622	77 569	25 359	300 957	(450,696)	75 722
Minority interests	—	—	—	(2)	—	8 833	—	8 831
	75 722	48 188	622	77 567	25 359	309 790	(450,696)	84 553
Non-current liabilities
Interest-bearing loans and borrowings	59 605	49 310	13 874	28 313	3 586	51 690	(108 814)	97 564
Employee benefits	5	—	—	1 067	—	1 776	—	2 848
Deferred tax liabilities	—	—	9	6 772	—	6 043	—	12 824
Derivatives	—	—	—	—	352	—	—	352
Other non-current liabilities	60	—	—	543	—	3 063	—	3 666

	59 670	49 310	13 883	36 695	3 938	62 572	(108 814)	117 254
Current liabilities
Interest-bearing loans and borrowings	3 651	3 633	—	7 302	9 775	8 701	(27 652)	5 410
Income tax payables	—	—	—	237	—	1 109	—	1 346
Derivatives	198	—	—	49	3 875	3 671	(3 994)	3 799
Trade and other payables	1 071	588	214	4 153	75	18 778	(2 015)	22 864
Liabilities associated with assets held for sale	—	—	—	—	—	1 145	—	1 145
Other current liabilities	7 586	—	—	9	5 350	1 084	(13 752)	277

	12 506	4 221	214	11 750	19 075	34 488	(47 413)	34 841

Total equity and liabilities	147 898	99,719	14 719	126 012	48 372	406 850	(606,922)	236 648

As at 31 December 2018 Million US dollar Resta t ed	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	45	—	—	5 235	—	22 335	—	27 615
Goodwill	—	—	—	33 226	—	100 085	—	133 311
Intangible assets	580	—	—	22 227	98	21 926	—	44 831
Investments in subsidiaries	123 108	86 239	—	30 594	24 622	170 568	(435 131)	—
Investments in associates and joint ventures	—	—	—	—	—	6 136	—	6 136
Deferred tax assets	—	130	—	—	—	1 525	(138)	1 517
Derivatives	—	—	—	—	302	10	(21)	291
Other non-current assets	22 196	13 850	24 037	26 158	8 701	36 767	(129 823)	1 885

	145 929	100 219	24 037	117 440	33 723	359 352	(565 113)	215 587
Current assets
Investment securities	—	—	—	—	—	87	—	87
Inventories	—	—	—	819	—	3 415	—	4 234
Derivatives	—	—	—	25	5 399	464	(5 872)	16
Trade and other receivables	3 079	3 471	1 176	6 678	1 619	10 415	(20 063)	6 375
Cash and cash equivalents	1	3	28	581	6 094	8 481	(8 114)	7 074
Assets classified as held for sale	—	—	—	—	—	39	—	39
Other current assets	—	500	3	—		454	(501)	457

	3 080	3 974	1 207	8 103	13 112	23 355	(34 550)	18 281

Total assets	149 009	104 193	25 244	125 542	46 835	382 707	(599 663)	233 868
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	64 474	55 402	597	74 628	29 258	275 257	(435 131)	64 485
Minority interests	—	—	—	—	—	7 404	—	7 404

	64 474	55 402	597	74 628	29 258	282 662	(435 131)	71 890
Non-current liabilities
Interest-bearing loans and borrowings	72 756	46 552	24 042	33 348	3 314	56 603	(129 618)	106 997
Employee benefits	5	—	—	1 048	—	1 628	—	2 681
Deferred tax liabilities	—	—	8	6 692	—	6 601	(137)	13 165
Derivatives	—	—	—	—	788	—	(21)	766
Other non-current liabilities	81	—	—	150	—	3 312	—	3 544

	72 842	46 552	24 050	41 238	4 102	68 145	(129 776)	127 153
Current liabilities
Interest-bearing loans and borrowings	4 535	1 679	253	5 816	5 234	4 818	(17 752)	4 584
Income tax payables	—	—	—	474	3	1 243	(500)	1 220
Derivatives	482	—	—	131	5 563	5 272	(5 872)	5 575
Trade and other payables	1 228	562	342	3 211	65	19 674	(2 515)	22 568
Other current liabilities	5 450	—	—	42	2 612	893	(8 117)	880

	11 695	2 241	595	9 674	13 477	31 900	(34 756)	34 826

Total equity and liabilities	149 009	104 193	25 244	125 542	46 835	382 707	(599 663)	233 868

As at 1 January 2018 Million US dollar Resta t ed	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
ASSETS
Non-current assets
Property, plant and equipment	44	—	—	4 841	—	24 347	—	29 233
Goodwill	—	—	—	33 089	188	107 663	—	140 940
Intangible assets	584	—	—	21 947	158	23 185	—	45 874
Investments in subsidiaries	121 839	77 387	—	42 661	40 708	99 396	(381 990)	—
Investments in associates and joint ventures	—	—	—	28	—	5 235	—	5 263
Deferred tax assets	—	—	—	—	—	1 251	—	1 251
Derivatives	—	—	—	3	13	9	—	25
Other non-current assets	53 565	10 290	55 432	18 115	7 178	67 709	(210 623)	1 664

	176 032	87 677	55 432	120 683	48 246	328 795	(592 613)	224 251
Current assets
Investment securities	1 301	—	—	—	—	3	—	1 304
Inventories	21	—	—	626	—	3 472	—	4 119
Derivatives	—	—	—	122	198	138	—	458
Trade and other receivables	16 585	1 514	1 947	3 265	21 972	19 942	(58 660)	6 566
Cash and cash equivalents	43	242	8	1 872	4 110	9 768	(5 571)	10 472
Assets classified as held for sale	—	—	—	—	—	133	—	133
Other current assets	—	—	—	—	—	908	—	908

	17 950	1 756	1 955	5 884	26 281	34 364	(64 231)	23 957

Total assets	193 982	89 433	57 387	126 568	74 526	363 158	(656 844)	248 208
EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	72 576	38 306	586	89 301	42 352	211 446	(381 990)	72 576
Minority interests	—	—	—	—	—	7 624	—	7 624

	72 576	38 306	586	89 301	42 352	219 070	(381 990)	80 200
Non-current liabilities
Interest-bearing loans and borrowings	102 398	49 230	55 464	25 095	4 131	84 926	(210 607)	110 637
Employee benefits	5	—	—	1 241	—	1 748	—	2 993
Deferred tax liabilities	—	(337)	9	6 528	—	6 907	—	13 107
Derivatives	—	—	—	1	919	17	—	937
Other non-current liabilities	131	—	—	1 012	11	2 573	(18)	3 709

	102 534	48 893	55 473	33 875	5 062	96 171	(210 625)	131 383
Current liabilities
Interest-bearing loans and borrowings	16 718	2 363	479	421	18 949	20 914	(51 994)	7 846
Income tax payables	—	(665)	3	726	8	1 486	—	1 558
Derivatives	—	—	—	31	1 329	97	—	1 457
Trade and other payables	2 033	535	848	2 207	3 274	22 530	(6 665)	24 762
Other current liabilities	121	—	—	5	3 553	2 894	(5 571)	1 002

	18 872	2 233	1 330	3 390	27 113	47 916	(64 230)	36 625

Total equity and liabilities	193 982	89 433	57 387	126 568	74 526	363 158	(656 844)	248 208

Schedule of Condensed Consolidated Statement of Cash Flows
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

As at 31 December 2019 Million US dollar	Anheuser- Busch InBev SA/ NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non-Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit from continuing operations	9 171	2 505	58	3 358	1 275	9 661	(16 038)	9 990
Depreciation, amortization and impairment	175	—	—	815	—	3 667	—	4 657
Net finance cost/(income)	320	2 173	(66)	(931)	(369)	2 346	—	3 473
Income tax expense	—	(232)	8	660	1	2 349	—	2 786
Investment income	(9 383)	(3 101)	—	(157)	(891)	(2 506)	16 038	—
Other items	87	—	—	129	—	(103)	—	113
Cash flow from operating activities before changes in working capital and use of provisions	370	1 345	—	3 874	16	15 414	—	21 019
Working capital and provisions	(52)	740	—	4 111	(37)	(5 482)	—	(720)
Cash generated from operations	318	2 085	—	7 985	(21)	9 932	—	20 299
Interest paid, net	(555)	(2 664)	38	(47)	(177)	(522)	—	(3 927)
Dividends received	8 784	—	—	12 939	3	458	(22 024)	160
Income tax paid	(8)	—	(7)	(559)	(8)	(2 554)	—	(3 136)
CASH FLOW FROM OPERATING ACTIVITIES	8 539	(579)	31	20 318	(203)	7 314	(22 024)	13 396
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(267)	—	—	(500)	—	(4 407)	—	(5 174)
Proceeds from sale of property, plant and equipment and of intangible assets	2	—	—	73	1	244	—	320
Acquisition of subsidiaries, net of cash	—	—	—	(11 376)	222	10 769	—	(385)
Sale of subsidiaries, net of cash disposed of	—	—	—	6	—	127	—	133
Net proceeds from sale/(acquisition) of investment in short-term debt securitie s	—	—	—	—	—	(9)	—	(9)
Net proceeds from sale/(acquisition) of other assets	—	—	—	(16)	—	(9)	—	(25)
Net repayments/(payments) of loans granted	5 273	(1 742)	10 459	(6 193)	506	7 603	(15 894)	12
Proceeds from assets held for sale	—	—	—	—	—	55	—	55
CASH FLOW FROM INVESTING ACTIVITIES	5 008	(1 742)	10 459	(18 006)	729	14 373	(15 894)	(5 073)
FINANCING ACTIVITIES
Intra-group capital reimbursements	(248)	—	—	—	7 500	(7 252)	—	—
(Purchase)/sale of non-controlling interest	—	—	—	—	—	222	—	222
Proceeds from public offering of minority stake in Budweiser APAC	—	—	—	—	—	5 575	—	5 575
Proceeds from borrowings	21 223	22 264	—	5 033	4 696	19 390	(50 022)	22 584
Payments on borrowings	(32 191)	(19 792)	(10 501)	(9 958)	(4 058)	(20 008)	65 916	(30 592)
Cash net finance (cost)/income other than interests	57	(130)	—	2 713	95	(3 580)	—	(845)
Payment of lease liabilities	—	—	—	(49)	—	(392)	—	(441)
Dividends paid	(4 027)	—	—	(286)	(5 049)	(17 677)	22 024	(5 015)
CASH FLOW FROM FINANCING ACTIVITIES	(15 186)	2 342	(10 501)	(2 547)	3 184	(23 722)	37 918	(8 512)
Net increase/(decrease) in cash and cash equivalents on continuing operations	(1 639)	21	(11)	(235)	3 710	(2 035)	—	(189)
Net increase/(decrease) in cash and cash equivalents on discontinued operations	—	—	—	—	—	539	—	539
Cash and cash equivalents less bank overdrafts at beginning of year	(5 445)	4	29	580	3 486	8 306	—	6 960
Effect of exchange rate fluctuations	(419)	—	—	—	152	126	—	(141)
Cash and cash equivalents less bank overdrafts at end of year	(7 503)	25	18	345	7 348	6 936	—	7 169

As at 31 December 2018 Million US dollar Restated	Anheuser- Busch InBev SA/ NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit from continuing operations	4 359	348	37	6 293	911	5 110	(11 901)	5 157
Depreciation, amortization and impairmen t	147	—	—	840	—	3 637	—	4 624
Net finance cost/(income)	209	3 047	(37)	(2 435)	(113)	8 155	—	8 826
Income tax expense	—	(293)	—	718	2	2 158	—	2 585
Investment income	(4 194)	(1 979)	—	(1 502)	(848)	(3 379)	11 902	—
Other items	158	—	—	3	—	(125)	(1)	35
Cash flow from operating activities before changes in working capital and use of provisions	680	1 123	—	3 917	(48)	15 555	—	21 227
Working capital and provisions	182	360	—	(403)	(15)	(230)	96	(10)
Cash generated from operations	862	1 483	—	3 514	(63)	15 325	96	21 217
Interest paid, net	(137)	(2 718)	73	3 999	(190)	(5 129)	(28)	(4 130)
Dividends received	—	—	—	—	—	39	102	141
Income tax paid	—	—	(8)	(616)	(7)	(2 416)	—	(3 047)

CASH FLOW FROM OPERATING ACTIVITIES	725	(1 235)	65	6 897	(260)	7 819	170	14 181
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(194)	—	—	(857)	—	(3 954)	—	(5 005)
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	47	—	390	—	437
Acquisition of subsidiaries, net of cash	(27)	—	—	—	—	(57)	—	(84)
Sale of subsidiaries, net of cash disposed of	127	—	—	—	—	130	—	257
Net proceeds from sale/(acquisition) of investment in short-term debt securities	1 300	—	—	—	—	(4)	—	1 296
Net proceeds from sale/(acquisition) of other assets	—	—	—	13	—	(185)	—	(172)
Net repayments/(payments) of loans granted	29 335	4 599	31 459	(19 654)	3 051	93 436	(142 382)	(156)
Proceeds from SAB transaction-related divestitures	—	—	—	—	—	(330)	—	(330)
Taxes on SAB transaction-related divestitures	—	—	—	—	—	(100)	—	(100)

CASH FLOW FROM INVESTING ACTIVITIES	30 541	4 599	31 459	(20 451)	3 051	89 326	(142 382)	(3 857)
FINANCING ACTIVITIES
(Purchase)/sale of non-controlling interest	—	—	—	—	—	(923)	—	(923)
Proceeds from borrowings	6 337	9 762	9 755	23 483	157	(31 555)	(157)	17 782
Payments on borrowings	(36 673)	(13 367)	(41 259)	(11 169)	—	(62 274)	142 253	(22 489)
Cash net finance (cost)/income other than interests	263	—	—	18	10	(925)	121	(513)
Payment of lease liabilities	—	—	—	(48)	—	(375)	—	(423)
Dividends paid	(6 541)	—	—	—	—	(1 218)	(2)	(7 761)

CASH FLOW FROM FINANCING ACTIVITIES	(36 614)	(3 605)	(31 504)	12 284	166	(97 269)	142 215	(14 327)
Net increase/(decrease) in cash and cash equivalents on continuing operations	(5 348)	(241)	20	(1 270)	2 957	(124)	3	(4 003)
Net increase/(decrease) in cash and cash equivalents on discontinued operations	—	—	—	—	—	755	—	755
Cash and cash equivalents less bank overdrafts at beginning of year	(74)	242	9	1 929	530	7 720	—	10 356
Effect of exchange rate fluctuations	(23)	—	—	(80)	(5)	(40)	—	(148)

Cash and cash equivalents less bank overdrafts at end of year	(5 445)	1	29	579	3 482	8 311	3	6 960

As at 31 December 2017 Million US dollar Restated	Anheuser- Busch InBev SA/ NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Anheuser- Busch Companies, LLC	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total
OPERATING ACTIVITIES
Profit from continuing operations	7 988	2 337	8	7 641	4 749	8 260	(22 377)	8 606
Depreciation, amortization and impairmen t	128	—	—	884	(78)	3 691	—	4 625
Net finance cost/(income)	819	3 064	(26)	(3 210)	(942)	6 921	—	6 626
Income tax expense	16	(614)	17	(1 506)	177	3 568	—	1 658
Investment income	(8 288)	(3 720)	—	(127)	(4 041)	(6 201)	22 377	—
Other items	126	—	—	(9)	2	(308)	—	(189)

Cash flow from operating activities before changes in working capital and use of provision s	789	1 067	(1)	3 673	(133)	15 931	—	21 326
Working capital and provisions	(283)	869	(4)	(1 319)	109	27	159	(442)

Cash generated from operations	506	1 936	(5)	2 354	(24)	15 958	159	20 884
Interest paid, net	(860)	(3 156)	79	98	245	(6 237)	5 865	(3 966)
Dividends received	2	—	—	76	2	140	(77)	143
Income tax paid	(16)	—	(16)	289	(4)	(2 394)	—	(2 141)

CASH FLOW FROM OPERATING ACTIVITIES	(368)	(1 220)	58	2 817	219	7 467	5 947	14 920
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets	(126)	—	—	(625)	91	(4 020)	—	(4 680)
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	20	(2)	520	—	538
Acquisition of subsidiaries, net of cash	—	—	—	(419)	113	(265)	—	(571)
Sale of subsidiaries, net of cash disposed of	—	—	—	42	—	(2)	—	40
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4 177	—	—	—	—	160	—	4 337
Net proceeds from sale/(acquisition) of other assets	535	—	—	4	(73)	(743)	—	(277)
Net repayments/(payments) of loans granted	(7 949)	4 996	332	378	4 229	43 231	(45 002)	215
Proceeds from assets held for sale	—	—	—	—	—	15	—	15
Proceeds from SAB transaction-related divestitures	—	—	—	—	—	11 697	—	11 697
Taxes on SAB transaction-related divestitures	—	—	—	(3 449)	—	—	—	(3 449)

CASH FLOW FROM INVESTING ACTIVITIES	(3 363)	4 996	332	(4 049)	4 358	50 593	(45 002)	7 865
FINANCING ACTIVITIES
Intra-group capital reimbursements	18 594	—	—	28	(21 180)	2 558	—	—
(Purchase)/sale of non-controlling interest	—	—	—	—	—	(207)	—	(207)
Proceeds from borrowings	24 604	2 262	1 470	8 152	8 045	(219)	(30 962)	13 352
Payments on borrowings	(20 574)	(5 876)	(1 306)	(6 541)	(12 813)	(46 006)	69 783	(23 333)
Cash net finance (cost)/income other than interests	(463)	—	—	(22)	2 011	(3 024)	—	(1 498)
Payment of lease liabilities	—	—	—	(44)	—	(329)	—	(373)
Dividends paid	(7 992)	(75)	—	—	—	(1 285)	77	(9 275)

CASH FLOW FROM FINANCING ACTIVITIES	14 169	(3 689)	164	1 573	(23 937)	(48 512)	38 898	(21 334)
Net increase/(decrease) in cash and cash equivalents on continuing operations	10 438	87	554	341	(19 360)	9 548	(157)	1 451
Net increase/(decrease) in cash and cash equivalents on discontinued operations	—	—	—	—	—	827	—	827
Cash and cash equivalents less bank overdrafts at beginning of year	(10 244)	155	(617)	1 464	18 376	(739)	—	8 395
Effect of exchange rate fluctuations	(268)	—	72	28	1 583	(1 891)	157	(319)

Cash and cash equivalents less bank overdrafts at end of year	(74)	242	9	1 833	599	7 745	—	10 355